Schedule of pension plan assets (Details)	12 Months Ended
Dec. 31, 2021
Variable Income [Member]
IfrsStatementLineItems [Line Items]
Legal limit	70.00%
Unified Plan [Member] | Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Target limit	83.50%
Minimum limit	43.00%
Unified Plan [Member] | Variable Income [Member]
IfrsStatementLineItems [Line Items]
Target limit	3.00%
Minimum limit	2.00%
Unified Plan [Member] | Loans Allocation [Member]
IfrsStatementLineItems [Line Items]
Target limit	0.50%
Minimum limit	0.00%
Unified Plan [Member] | Real Estate Allocation [Member]
IfrsStatementLineItems [Line Items]
Target limit	4.00%
Minimum limit	0.00%
Unified Plan [Member] | Investment Structuring [Member]
IfrsStatementLineItems [Line Items]
Target limit	6.00%
Minimum limit	0.00%
Unified Plan [Member] | Foreign Investments Abroad [Member]
IfrsStatementLineItems [Line Items]
Target limit	3.00%
Minimum limit	0.00%
Plan I I I [Member] | Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Target limit	53.00%
Minimum limit	22.00%
Plan I I I [Member] | Variable Income [Member]
IfrsStatementLineItems [Line Items]
Target limit	12.00%
Minimum limit	7.00%
Plan I I I [Member] | Loans Allocation [Member]
IfrsStatementLineItems [Line Items]
Target limit	3.00%
Minimum limit	0.00%
Plan I I I [Member] | Real Estate Allocation [Member]
IfrsStatementLineItems [Line Items]
Target limit	8.00%
Minimum limit	0.00%
Plan I I I [Member] | Investment Structuring [Member]
IfrsStatementLineItems [Line Items]
Target limit	16.00%
Minimum limit	0.00%
Plan I I I [Member] | Foreign Investments [Member]
IfrsStatementLineItems [Line Items]
Target limit	8.00%
Minimum limit	0.00%